Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Income Taxes

Note 5. Income Taxes

The Company had gross NOLs at December 31, 2017 of approximately $99,402,000 for federal tax purposes and approximately $5,766,000 of New Jersey NOL carry forwards remaining after the sale of unused net operating loss carry forwards, portions of which will begin to expire in 2018. In addition, the Company has $8,000,000 of various tax credits which expire from 2018 to 2035. The Company may be able to utilize its NOLs to reduce future federal and state income tax liabilities. However, these NOLs are subject to various limitations under Internal Revenue Code (“IRC”) Section 382. IRC Section 382 limits the use of NOLs to the extent there has been an ownership change of more than 50 percentage points. In addition, the NOL carry forwards are subject to examination by the taxing authority and could be adjusted or disallowed due to such exams. Although the Company has not undergone an IRC Section 382 analysis, it is likely that the utilization of the NOLs may be substantially limited.

The Company has no tax provision for the three month periods ended March 31, 2018 and 2017 due to losses incurred and the recognition of full valuation allowances recorded against net deferred tax assets.

On December 22, 2017, the U.S. government enacted the Tax Act. The Tax Act significantly revises U.S. corporate income taxation by, among other things, lowering the U.S. corporate income tax rate from 35.0% to 21.0% effective January 1, 2018. The Company does not anticipate any impact to the tax provision due to the full valuation allowance on its deferred tax assets and believes that the most significant impact on its consolidated financial statements was the reduction of approximately $14 million for the deferred tax assets related to net operating losses and other assets. Such reduction was fully offset by changes to the Company’s valuation allowance.

In December 2017, the SEC issued Staff Accounting Bulletin 118, which allows a measurement period, not to exceed one year, to finalize the accounting for the income tax impacts of the Tax Act. Until the accounting for the income tax impacts of the Tax Act is complete, the reported amounts are based on reasonable estimates, are disclosed as provisional and reflect any adjustments in subsequent periods as the Company refines its estimates or completes its accounting of such tax effects.

Note 7. Income Taxes

The income tax benefit consisted of the following for the years ended December 31, 2017 and December 31, 2016:

	2017	2016
Federal	$-	$-
State	(416,810)	(530,143)
Income tax benefit	$(416,810)	$(530,143)

The significant components of the Company’s deferred tax assets and liabilities at December 31, 2017 and 2016 are as follows:

	2017	2016
Net operating loss carry forwards	$21,286,000	$32,028,000
Orphan drug and research and development credit carry forwards	7,878,000	6,374,000
Equity based compensation	1,332,000	1,943,000
Intangibles	1,289,000	1,921,000
Total	31,785,000	42,266,000
Valuation allowance	(31,785,000)	(42,266,000)
Net deferred tax assets	$-	$-

The Company had gross NOLs at December 31, 2017 of approximately $99,402,000 for federal tax purposes and approximately $5,766,000 of New Jersey NOL carry forwards remaining after the sale of unused net operating loss carry forwards, portions of which will begin to expire in 2018. In addition, the Company has $8,000,000 of various tax credits which expire from 2018 to 2035. The Company may be able to utilize its NOLs to reduce future federal and state income tax liabilities. However, these NOLs are subject to various limitations under Internal Revenue Code (“IRC”) Section 382. IRC Section 382 limits the use of NOLs to the extent there has been an ownership change of more than 50 percentage points. In addition, the NOL carry forwards are subject to examination by the taxing authority and could be adjusted or disallowed due to such exams. Although the Company has not undergone an IRC Section 382 analysis, it is likely that the utilization of the NOLs may be substantially limited.

The Company and one or more of its subsidiaries files income tax returns in the U.S. Federal jurisdiction, and various state and local jurisdictions. During the years ended December 31, 2017 and 2016, in accordance with the State of New Jersey’s Technology Business Tax Certificate Program, which allowed certain high technology and biotechnology companies to sell unused NOL carry forwards to other New Jersey-based corporate taxpayers, the Company sold New Jersey NOL carry forwards, resulting in the recognition of $416,810 and $530,143 of income tax benefit, net of transaction costs, respectively. There can be no assurance as to the continuation or magnitude of this program in the future.

Reconciliations of the difference between income tax benefit computed at the federal and state statutory tax rates and the provision for income tax benefit for the years ended December 31, 2017 and 2016 were as follows:

	2017	2016
Federal tax at statutory rate	(34.0)%	(34.0)%
State tax benefits, plus sale of NJ NOL, net of federal benefit	(11.6)	(7.9)
Permanent differences	5.7	10.3
Orphan drug and research and development credits	(13.9)	(38.8)
Change in statutory rate	186.9	-
Change in valuation allowance	(138.6)	56.4
Income tax benefit	(5.5)%	(14.0)%

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "Tax Act").  The Tax Act significantly revises U.S. corporate income taxation by, among other things, lowering the U.S. corporate income tax rate from 35.0 % to 21.0% effective January 1, 2018. The Company does not anticipate any impact to tax expense due to the full valuation allowance on its deferred tax assets and believes that the most significant impact on its consolidated financial statements will be reduction of approximately $14 million for the deferred tax assets related to net operating losses and other assets.  Such reduction is fully offset by changes to the Company’s valuation allowance.

In December 2017, the Securities and Exchange Commission issued Staff Accounting Bulletin 118, which allows a measurement period, not to exceed one year, to finalize the accounting for the income tax impacts of the Tax Act. Until the accounting for the income tax impacts of the Tax Act is complete, the reported amounts are based on reasonable estimates, are disclosed as provisional and reflect any adjustments in subsequent periods as they refine their estimates or complete their accounting of such tax effects.